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                       AIM VARIABLE INSURANCE FUNDS, INC.

                     AIM V.I. GLOBAL GROWTH AND INCOME FUND

                       Supplemented dated April 20, 2000
                   to the Prospectus dated February 16, 2000
               as supplemented March 13, 2000 and March 17, 2000

Effective April 20, 2000, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 3 of the Prospectus:

           "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

           o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, Ms. Degan was a Senior Financial Analyst for Shell Oil Co. Pension Trust.

           o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

           o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

           o Benjamin A. Hock, Jr., Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisors, Inc.

           o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

           o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

           o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1987.

           o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1986.

           o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1990."